Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 5,414	€ 28
Total revenue	5,414	28
Revenue from external customers (geographical)
Total revenue	5,414	28
Total revenue	5,414	28
North America [member]
Disclosure of operating segments [line items]
Total revenue	5,414	28
Revenue from external customers (geographical)
Total revenue	5,414	28
Total revenue	€ 5,414	€ 28